Securities purchased (sold) under resale (repurchase) agreements - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Securities purchased sold under resale repurchase agreements [Abstract]
Securities purchased under agreements to resell presented as cash equivalents	R$ 2,760,296	R$ 646,478	R$ 1,071,328
Securities sold under repurchase agreements, interest rate	1091.00%	13.65%